Significant Accounting Policies (Effect of Cumulative Catch-Up Adjustment) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cost of revenue sold, change in estimate	$ (45,700)	$ 4,600	$ 32,200
Percentage of cost of revenue sold	(1.33%)	0.14%	1.19%
Cost of revenue sold, increase (decrease) to net income	$ (39,400)	$ 4,200	$ 28,600
Cost of revenue sold, increase (decrease) in earnings per share, diluted	$ (0.89)	$ 0.10	$ 0.67